Related Party Transactions (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transactions (Details) [Line Items]
Property plant and equipment				€ 774
Management fees	€ 0
Interest expense	2,784			338
Interest loan expense from other shareholder				€ 1,625
companies prepayments	0
Loan granted	0
Liability (in Dollars)	90,489		€ 58,695
Bottom of range [member]
Related Party Transactions (Details) [Line Items]
Administration fees	2,741
Development costs	246
Top of range [member]
Related Party Transactions (Details) [Line Items]
Development costs	1,095
ads-tec Administration GmbH [Member]
Related Party Transactions (Details) [Line Items]
Administration fees	2,963
Comprise liability		$ 445,000	476
ads-tec Administration GmbH [Member] | Top of range [member]
Related Party Transactions (Details) [Line Items]
Administration fees	3,412
ADSH and development costs [Member]
Related Party Transactions (Details) [Line Items]
Management fees	450
ads-tec Engineering GmbH [Member]
Related Party Transactions (Details) [Line Items]
Development costs	1,479
ads-tec Industrial IT GmbH [Member]
Related Party Transactions (Details) [Line Items]
companies prepayments	2,022
Comprise liability		$ 1,428	€ 1,167
ads-tec Dresden GmbH [Member]
Related Party Transactions (Details) [Line Items]
Liability (in Dollars) | $					$ 35,000	$ 28,000
Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan granted	13,908
Development Cost [Member]
Related Party Transactions (Details) [Line Items]
Management fees	€ 0